Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	DREYFUS THIRD CENTURY FUND INC
Central Index Key	0000030167
Amendment Flag	false
Document Creation Date	Sep. 28, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
DREYFUS THIRD CENTURY FUND INC | Class A
Prospectus:
Trading Symbol	DTCAX
DREYFUS THIRD CENTURY FUND INC | Class C
Prospectus:
Trading Symbol	DTCCX
DREYFUS THIRD CENTURY FUND INC | Class I
Prospectus:
Trading Symbol	DRTCX
DREYFUS THIRD CENTURY FUND INC | Class Z
Prospectus:
Trading Symbol	DRTHX
DREYFUS THIRD CENTURY FUND INC | Class Y
Prospectus:
Trading Symbol	DTCYX